                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Harsh Bansal
Title: Vice President - Investments of Honeywell International Inc. Phone (973) 455-4502
Signature, Place, and Date of Signing:

/s/ Harsh Bansal  Morris Township, New Jersey February 2, 2006
----------------
Harsh Bansal

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        55

Form 13F Information Table Value Total:       $554,301
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name
1.      28-7176                         Allied Capital Management LLC

                                   13F REPORT
                                December 31, 2005
             NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL INC.



COLUMN 1                     COLUMN 2  COLUMN 3  COLUMN 4   COLUMN 5                     COLUMN 6   COLUMN 7        COLUMN 8
                             TITLE OF   CUSIP       VALUE    SHRS OR                    INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS     NUMBER   (x$1000)    PRN AMT  SH/PRN  PUT/CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
INGERSOLL RAND CO               CLA  G4776G101     8922     221,000      SH       N/A     DEFINED   DEFINED    221,000
AT&T INC                        COM  00206R102    13959     570,000      SH       N/A     DEFINED   DEFINED    570,000
ALTRIA GROUP INC                COM  02209S103    10536     141,000      SH       N/A     DEFINED   DEFINED    141,000
AMBAC FINL GROUP INC            COM  023139108    11281     146,400      SH       N/A     DEFINED   DEFINED    146,400
AMERICAN INTL GROUP             COM  026874107     8440     123,690      SH       N/A     DEFINED   DEFINED    123,690
ANDREW CORP                     COM  034425108     6533     608,900      SH       N/A     DEFINED   DEFINED    608,900
AVON PRODUCTS                   COM  054303102     7423     260,000      SH       N/A     DEFINED   DEFINED    260,000
BARD C R INC                    COM  067383109     7079     107,400      SH       N/A     DEFINED   DEFINED    107,400
BLOCK H & R INC                 COM  093671105     7704     313,800      SH       N/A     DEFINED   DEFINED    313,800
CITIGROUP INC                   COM  172967101    17228     355,000      SH       N/A     DEFINED   DEFINED    355,000
CONOCOPHILLIPS                  COM  20825C104    11168     191,948      SH       N/A     DEFINED   DEFINED    191,948
DOLLAR GEN CORP                 COM  256669102    10637     557,800      SH       N/A     DEFINED   DEFINED    557,800
EXCELON CORP                    COM  30161N101     7274     136,900      SH       N/A     DEFINED   DEFINED    136,900
HEWLETT PACKARD CO              COM  428236103    13084     457,000      SH       N/A     DEFINED   DEFINED    457,000
HOME DEPOT INC                  COM  437076102    10849     268,000      SH       N/A     DEFINED   DEFINED    268,000
INCO LTD                        COM  453258402     8953     205,500      SH       N/A     DEFINED   DEFINED    205,500
INTERNATIONAL GAMING TECH       COM  459902102     6852     222,600      SH       N/A     DEFINED   DEFINED    222,600
JOHNSON & JOHNSON               COM  478160104    14081     234,300      SH       N/A     DEFINED   DEFINED    234,300
JOHNSON CTLS INC                COM  478366107    13452     184,500      SH       N/A     DEFINED   DEFINED    184,500
KING PHARMACEUTICALS INC        COM  495582108     9050     534,900      SH       N/A     DEFINED   DEFINED    534,900
LABORATORY CORP AMER            COM  50540R409     7501     139,300      SH       N/A     DEFINED   DEFINED    139,300
LIMITED BRANDS INC              COM  532716107     9269     414,700      SH       N/A     DEFINED   DEFINED    414,700
MASCO CORP                      COM  574599106     8326     275,800      SH       N/A     DEFINED   DEFINED    275,800
MATTEL INC                      COM  577081102     8054     509,100      SH       N/A     DEFINED   DEFINED    509,100
MBNA CORP                       COM  55262L100    11238     413,900      SH       N/A     DEFINED   DEFINED    413,900
METLIFE INC                     COM  59156R108     9374     191,300      SH       N/A     DEFINED   DEFINED    191,300
MICROSOFT CORP                  COM  594918104    25723     983,680      SH       N/A     DEFINED   DEFINED    983,680
MOHAWK INDS INC                 COM  608190104     7341      84,400      SH       N/A     DEFINED   DEFINED     84,400
MYLAN LABS INC                  COM  628530107     5093     255,200      SH       N/A     DEFINED   DEFINED    255,200
NOKIA CORP                      ADR  654902204     8568     468,200      SH       N/A     DEFINED   DEFINED    468,200
NORTHROP GRUMMAN CORP           COM  666807102    11841     197,000      SH       N/A     DEFINED   DEFINED    197,000
OCCIDENTAL PETE CORP            COM  674599105    11782     147,500      SH       N/A     DEFINED   DEFINED    147,500
OMNICOM GROUP                   COM  681919106     9194     108,000      SH       N/A     DEFINED   DEFINED    108,000
PATTERSON UTILITIES INC         COM  703481101     8943     271,400      SH       N/A     DEFINED   DEFINED    271,400
PEPSICO INC                     COM  713448108    14504     245,500      SH       N/A     DEFINED   DEFINED    245,500
PFIZER INC                      COM  717081103    13036     559,000      SH       N/A     DEFINED   DEFINED    559,000
PIONEER NATURAL RES CO          COM  723787107     8321     162,300      SH       N/A     DEFINED   DEFINED    162,300
POPULAR INC                     COM  733174106     6284     297,100      SH       N/A     DEFINED   DEFINED    297,100
REEBOK INTL LTD                 COM  758110100    12484     214,400      SH       N/A     DEFINED   DEFINED    214,400
SEALED AIR CORP                 COM  81211K100    10509     187,100      SH       N/A     DEFINED   DEFINED    187,100
SHERWIN WILLIAMS CO             COM  824348106     7508     165,300      SH       N/A     DEFINED   DEFINED    165,300

                                   13F REPORT
                                December 31, 2005
             NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL INC.


COLUMN 1                     COLUMN 2  COLUMN 3  COLUMN 4   COLUMN 5                     COLUMN 6   COLUMN 7        COLUMN 8
                             TITLE OF   CUSIP       VALUE    SHRS OR                    INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS     NUMBER   (x$1000)    PRN AMT  SH/PRN  PUT/CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
SIGMA ALDRICH                   COM  826552101     9329     147,400      SH       N/A     DEFINED   DEFINED    147,400
SOUTHERN CO                     COM  842587107    12738     368,900      SH       N/A     DEFINED   DEFINED    368,900
ST PAUL COS INC                 COM  792860108     9354     209,400      SH       N/A     DEFINED   DEFINED    209,400
TAIWAN SEMICONDUCTOR            ADR  874039100    10925   1,102,391      SH       N/A     DEFINED   DEFINED  1,102,391
TEVA PHARMACEUTICAL INDS        ADR  881624209    10305     239,600      SH       N/A     DEFINED   DEFINED    239,600
TIDEWATER INC                   COM  886423102    11337     255,000      SH       N/A     DEFINED   DEFINED    255,000
US BANCORP DEL COM NEW          COM  902973304     9983     334,000      SH       N/A     DEFINED   DEFINED    334,000
UNION PAC CORP                  COM  907818108     9984     124,000      SH       N/A     DEFINED   DEFINED    124,000
VALERO ENERGY CORP              COM  91913Y100     6790     131,600      SH       N/A     DEFINED   DEFINED    131,600
VODAFONE GROUP SPONSORED ADR    ADR  92857W100     8053     375,100      SH       N/A     DEFINED   DEFINED    375,100
WELLPOINT HEALTH NETWORKS       COM  94973H108     7596      95,200      SH       N/A     DEFINED   DEFINED     95,200
WEYERHAEUSER CO                 COM  962166104    11490     173,200      SH       N/A     DEFINED   DEFINED    173,200
WYETH                           COM  983024100     9444     205,000      SH       N/A     DEFINED   DEFINED    205,000
YUM BRANDS INC                  COM  988498101     7575     161,600      SH       N/A     DEFINED   DEFINED    161,600
                   GRAND TOTAL                   554301  16,053,209



                                   Page 2 of 2